Consolidated Statements of Convertible Preferred Shares and Shareholders’ Deficiency Equity - USD ($) $ in Thousands		Convertible Preferred shares	Ordinary shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2019	[1]	$ 25,238		$ 16,494	$ (16,687)	$ (193)
Balance (in Shares) at Dec. 31, 2019	[1]	7,229,885	39,804,163
Exercise of Warrants to Ordinary shares				30		30
Exercise of Warrants to Ordinary shares (in Shares)			624,445
Issuance of Ordinary shares upon exercise of share options				20		20
Issuance of Ordinary shares upon exercise of share options (in Shares)			4,970
Share-based compensation				596		596
Issuance of series B Preferred shares, net	[2]	$ 28,726
Issuance of series B Preferred shares, net (in Shares)	[2]	6,509,301
Net loss					(8,882)	(8,882)
Balance at Dec. 31, 2020	[1]	$ 53,964		17,140	(25,569)	(8,429)
Balance (in Shares) at Dec. 31, 2020	[1]	13,739,186	40,433,578
Exercise of Warrants to Ordinary shares
Exercise of Warrants to Ordinary shares (in Shares)			9,053
Issuance of Ordinary shares upon exercise of share options				111		111
Issuance of Ordinary shares upon exercise of share options (in Shares)			86,282
Share-based compensation				812		812
Net loss					(27,271)	(27,271)
Balance at Dec. 31, 2021	[1]	$ 53,964		18,063	(52,840)	(34,777)
Balance (in Shares) at Dec. 31, 2021	[1]	13,739,186	40,528,913
Exercise of Warrants to Ordinary shares				3,335		3,335
Exercise of Warrants to Ordinary shares (in Shares)			1,612,980
Issuance of shares in connection with SPAC merger and PIPE financing				74,952		$ 74,952
Issuance of shares in connection with SPAC merger and PIPE financing (in Shares)			12,435,849			3,880,777
Conversion of convertible preferred shares in connection with SPAC merger		$ (53,964)		53,964		$ 53,964
Conversion of convertible preferred shares in connection with SPAC merger (in Shares)		(13,739,186)	14,270,797
Conversion of Warrants to Convertible Preferred shares in connection with SPAC merger				35,170		35,170
Vesting of RSUs (in Shares)			232,361
Issuance of Ordinary shares upon exercise of share options				27		27
Issuance of Ordinary shares upon exercise of share options (in Shares)			24,100
Share-based compensation				6,748		6,748
Net loss					(33,762)	(33,762)
Balance at Dec. 31, 2022				$ 192,259	$ (86,602)	$ 105,657
Balance (in Shares) at Dec. 31, 2022			69,105,000

[1]	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 11, Shareholders’ Deficiency, for details.
[2]	Net of issuance costs of $35.